Series A Preferred Stock (Details) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 24, 2025	Oct. 28, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Series A Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized			100,000,000	100,000,000
Loss on extinguishment of debt (in Dollars)	$ 303,638			$ 0	$ 515,964
Exchange for Settlement [Member]
Series A Preferred Stock (Details) [Line Items]
Loss on extinguishment of debt (in Dollars)			$ 101,733	$ 643,666
Series A Preferred Stock [Member]
Series A Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized		3,000,000	3,000,000	3,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)		$ 25
Preferred Stock, Conversion Basis		The Series A Shares may be converted into shares of common stock by dividing the stated value by $4.00 (the “Conversion Price”). The Series A Shares may be converted at the option of the holder at any time, or mandatorily by the Company if certain conditions set forth in the Certificate of Designation are met. Unless prior conversion has occurred, shares of Series A Preferred Stock will be redeemed by the Company, using Common Stock, or cash, 1/36th of the remaining amounts monthly beginning in January 2025. The cash redemption shall be at 105% of the original price of Series A Preferred Stock (as adjusted) whereas Common Stock redemption shall be at a 10% discount to the average of the five lowest closing prices over a 30-trading day period. The Company intends to accrue the redemption shares monthly and issue any shares to be used thereunder quarterly to reduce its expense.
Percentage of Preferred Stock Based on Present Value of Future Expected Cash Flows Using Discount Rate		10.00%
Stock Issued During Period, Shares, New Issues		34,658	7,539
Stock Issued During Period, Value, New Issues (in Dollars)			$ 306,370
Interest Expense, Operating and Nonoperating (in Dollars)			$ 225,751	$ 1,158,584
Preferred shares outstandiing				533,340
Series A Preferred Stock [Member] | Exchange for Settlement [Member]
Series A Preferred Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues			2,228,148
Series A Preferred Stock [Member] | Exchange for Bridge Notes [Member]
Series A Preferred Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues				5,000
Proceeds from Divestiture of Businesses, Net of Cash Divested (in Dollars)				$ 125,000
Series D Preferred Stock [Member]
Series A Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized			10,000,000	10,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.01	$ 0.01	$ 0.01
Preferred shares outstandiing			0	0	25,000
Series D Preferred Stock [Member] | Exchange for Settlement [Member]
Series A Preferred Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		3,794,802
Series E Preferred Stock [Member]
Series A Preferred Stock (Details) [Line Items]
Preferred Stock, Shares Authorized			10,000	10,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)			$ 0.01
Preferred Stock, Liquidation Preference Per Share (in Dollars per share)			$ 1,000
Preferred shares outstandiing			0
Series E Preferred Stock [Member] | Exchange for Settlement [Member]
Series A Preferred Stock (Details) [Line Items]
Stock Issued During Period, Shares, New Issues		1,604,399